Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]

POLICIES AND PRACTICES REGARDING THE GRANT OF STOCK OPTIONS

Under the Company’s policies and practices, while the Committee does not have predetermined fixed dates upon which grants must be made, stock options (including those granted to our NEOs) are generally granted as part of annual award opportunities at a regularly scheduled Committee meeting or via a unanimous written consent executed by the Committee during January or February of each year. Such Committee meetings are generally scheduled at least one year in advance. Grants for any new hire or promoted employee who would otherwise receive a relevant grant of stock options after such February grant date in any year are generally made on an ad hoc basis, from time to time as determined by the Committee, as needed under the particular circumstances of such new hire or promotion, and at a special Committee meeting or via unanimous written consent of the Committee. All such stock options are generally granted under a shareholder-approved plan and with an exercise price equal to the closing market price of the Company’s common shares on the date of grant.

As a general matter, the Committee does not take material nonpublic information into account when determining the timing and terms of such stock option awards. Due to the grant timing described above, grants may be made both during or outside of open trading windows. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ stock options, and in order to make sure that the existence (or lack thereof) of material nonpublic information is not a factor in decisions about the timing or size of stock option grants. In this sense, the Committee acts in a neutral manner with respect to the existence (or lack thereof) of material nonpublic information when making stock option grants. In 2024, stock option grants were made at times that did not trigger proxy statement disclosure of such grants under certain new disclosure requirements in Regulation S-K Item 401(x)(1), and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material nonpublic information.

Award Timing Method [Text Block]	Under the Company’s policies and practices, while the Committee does not have predetermined fixed dates upon which grants must be made, stock options (including those granted to our NEOs) are generally granted as part of annual award opportunities at a regularly scheduled Committee meeting or via a unanimous written consent executed by the Committee during January or February of each year.